Acquisition of Xcite Interactive, Inc. (Details) - Schedule of consideration	12 Months Ended
Dec. 31, 2021 CAD ($) shares
Schedule of consideration [Abstract]
Common shares (in Shares) | shares	12,890,029
Cash	$ 112,225
Working capital adjustment	(163,902)
PPP shares	346,031
Total Consideration	13,184,383
Identifiable Assets Acquired and Liabilities Assumed
Cash	27,124
Accounts Receivable	37,719
Property, Plant and Equipment	34,496
Intangible Assets	7,140,000
Other Assets	12,409
Accounts Payable and Accrued Liabilities	(524,853)
Other Liabilities	(123,171)
Total Identifiable Assets	6,603,724
Goodwill	$ 6,580,659